OPERATING LEASES	12 Months Ended
Dec. 31, 2025
Operating Leases
OPERATING LEASES

Note 9 - OPERATING LEASES:

The Company was party to two lease agreements for its facilities located in Israel. In November 2024, the Company exercised its option to extend the main lease agreement for an additional three-year period, which had been included in the lease term at the lease commencement date as it was reasonably certain to be exercised.

The Company previously had vehicle lease arrangements for employees in Israel, the last of which expired during the year.

The company had short term agreements for parking spaces for periods of up to 12 months. These short-term agreements expired during 2024.

The Company’s operating lease expenses are recognized on a straight-line basis. Operating lease costs for the years ended December 31, 2025 ,2024 and 2023 were as follows:

	December 31
	2025	2024	2023
	U.S. dollars in thousands
Operating lease cost	395	360	781
Short term lease costs	-	2	18
Total lease costs	395	362	799

Cash flow and other information related to operating leases were as follows:

	December 31
	2025	2024	2023
	U.S. dollars in thousands
Cash paid for amounts included in the measurement of lease liabilities	455	470	443
Right-of-use assets obtained in exchange for new operating lease liabilities	-	-	108

ZOOZ STRATEGY LTD

NOTES TO THE FINANCIAL STATEMENTS (continued)

Other information related to operating leases were as follows:

	December 31,
	2025	2024	2023
Weighted-average remaining lease term - operating leases	1.8 years	2.7 years	3.9 years
Weighted-average discount rate	11.91%	12.00%	12.88%

The table below presents value of lease liabilities of the company for the lease period (USD thousands):

December 31, 2025
2026	425
2027	357
Total operating lease payments	782
Less: imputed interest	(58)
Present value of lease liabilities	724